UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number: 028-14201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julio Garcia
Title: President, Chief Operating Officer and Chief Compliance Officer
Phone: 646 553 2491

Signature, Place, and Date of Signing:

/s/   Julio Garcia	 	New York, NY		May 15, 2013
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2013

Form 13F Information Table Entry Total:  	49

Form 13F Information Table Value Total: 	1,414,667
					 	(thousands)

List of Other Included Managers: 		NONE




FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
AKAMAI TECHNOLOGIES INC	COM			00971T101	12,352		350000		SH	PUT	SOLE	NONE	SOLE
AMDOCS			ORD			G02602103	12,688		350000		SH	CALL	SOLE	NONE	SOLE
ASPEN TECHNOLOGY INC	COM			045327103	21,796		675000		SH		SOLE	NONE	SOLE
BROADSOFT INC		COM			11133B409	3,971		150000		SH		SOLE	NONE	SOLE
CHARTER COMMUNICATIONS 	CL A NEW		16117M305	57,299		550000		SH		SOLE	NONE	SOLE
CISCO SYS INC		COM			17275R102	46,002		2200000		SH		SOLE	NONE	SOLE
COGENT COMM GROUP INC	COM NEW			19239V302	13,728		520000		SH		SOLE	NONE	SOLE
COGNIZANT TECHNOLOGY SO	CL A			192446102	7,661		100000		SH		SOLE	NONE	SOLE
COINSTAR INC		COM			19259P300	35,052		600000		SH	CALL	SOLE	NONE	SOLE
EBAY INC		COM			278642103	50,424		930000		SH		SOLE	NONE	SOLE
F5 NETWORKS INC		COM			315616102	10,690		120000		SH	PUT	SOLE	NONE	SOLE
FINISAR	CORP		COM NEW			31787A507	2,638		200000		SH	PUT	SOLE	NONE	SOLE
FORTINET INC		COM			34959E109	27,232		1150000		SH		SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	63,522		80000		SH	CALL	SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	35,731		45000		SH		SOLE	NONE	SOLE
HOMEAWAY INC		COM			43739Q100	24,336		748811		SH		SOLE	NONE	SOLE
ITT EDUCATIONAL		COM			45068B109	4,134		300000		SH	CALL	SOLE	NONE	SOLE
ITT EDUCATIONAL		COM			45068B109	1,550		112500		SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J507	26,740		2000000		SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM PAR $0.001		46612J507	14,707		1100000		SH	PUT	SOLE	NONE	SOLE
JUNIPER NETWORKS	COM			48203R104	37,080		2000000		SH	CALL	SOLE	NONE	SOLE
LINKEDIN CORP		COM CL A		53578A108	28,170		160000		SH		SOLE	NONE	SOLE
MASTERCARD INC		CL A			57636Q104	45,996		85000		SH		SOLE	NONE	SOLE
MICROSOFT CORP		COM			594918104	128,745		4500000		SH	CALL	SOLE	NONE	SOLE
MOTOROLA SOLUTIONS INC	COM NEW			620076307	5,763		90000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	69,135		365000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	56,823		300000		SH	CALL	SOLE	NONE	SOLE
NXP SEMICONDUCTORS N V	COM			N6596X109	21,182		700000		SH		SOLE	NONE	SOLE
ORACLE CORP		COM			68389X105	64,680		2000000		SH	CALL	SOLE	NONE	SOLE
PALO ALTO NETWORKS	COM			697435105	12,452		220000		SH		SOLE	NONE	SOLE
POLYCOM INC		COM			73172K104	3,324		300000		SH	CALL	SOLE	NONE	SOLE
POLYCOM INC		COM			73172K104	3,878		350000		SH		SOLE	NONE	SOLE
PRICELINE COM INC	COM NEW			741503403	27,517		40000		SH	CALL	SOLE	NONE	SOLE
PRICELINE COM INC	COM NEW			741503403	58,474		85000		SH		SOLE	NONE	SOLE
RED HAT INC		COM			756577102	22,246		440000		SH		SOLE	NONE	SOLE
SALESFORCE COM INC	COM			79466L302	56,331		315000		SH		SOLE	NONE	SOLE
SONUS NETWORKS INC	COM			835916107	8,871		3425000		SH		SOLE	NONE	SOLE
SPLUNK INC		COM			848637104	8,006		200000		SH		SOLE	NONE	SOLE
SPRINT NEXTEL CORP	COM SER 1		852061100	13,973		2250000		SH	CALL	SOLE	NONE	SOLE
STRATASYS LTD		SHS			M85548101	17,442		235000		SH		SOLE	NONE	SOLE
SYMANTEC CORP		COM			871503108	28,382		1150000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	20,444		1650000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	6,195		500000		SH	CALL	SOLE	NONE	SOLE
TIME WARNER INC		COM NEW			887317303	28,810		500000		SH	PUT	SOLE	NONE	SOLE
TW TELECOM INC 		COM			87311L104	18,389		730000		SH		SOLE	NONE	SOLE
XEROX CORP		COM			984121103	43,000		5000000		SH		SOLE	NONE	SOLE
XILINX CORP		COM			983919101	33,399		875000		SH		SOLE	NONE	SOLE
XILINX CORP		COM			983919101	38,170		1000000		SH	PUT	SOLE	NONE	SOLE
ZILLOW INC		CL A			98954A107	35,536		650000		SH		SOLE	NONE	SOLE


